Mezzanine Equity and Stockholders' Deficit - Convertible Preferred Stock (Details) - Adagio Medical Inc - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Jun. 25, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Mezzanine Equity and Stockholders' Deficit
Exchange preferred stock for pre-funded warrants (shares)		(207,902)
Number of Shares Authorized		4,939,946	4,939,946		4,939,946
Shares Issued		4,732,044	4,939,946	4,939,946	4,939,946	4,939,946
Shares Outstanding		4,732,044	4,939,946		4,939,946
Carrying Value		$ 86,783	$ 91,469	$ 91,469	$ 91,469	$ 91,469
Number of Common Stock Equivalent Shares		4,732,044	4,939,946		4,939,946
Liquidation Preference		$ 86,936	$ 91,637		$ 91,637
Series A Preferred Stock Class
Mezzanine Equity and Stockholders' Deficit
Number of Shares Authorized		270,856	270,856		270,856
Shares Issued		270,856	270,856
Shares Outstanding		270,856	270,856
Carrying Value		$ 2,500	$ 2,500		$ 2,500
Conversion Price Per Share		$ 9.23	$ 9.23		$ 9.23
Number of Common Stock Equivalent Shares		270,856	270,856		270,856
Liquidation Preference		$ 2,500	$ 2,500		$ 2,500
Series B Preferred Stock Class
Mezzanine Equity and Stockholders' Deficit
Number of Shares Authorized		815,730	815,730		815,730
Shares Issued		815,730	815,730
Shares Outstanding		815,730	815,730
Carrying Value		$ 10,626	$ 10,626		$ 10,626
Conversion Price Per Share		$ 13.04	$ 13.04		$ 13.04
Number of Common Stock Equivalent Shares		815,730	815,730		815,730
Liquidation Preference		$ 10,637	$ 10,637		$ 10,637
Series C Preferred Stock Class
Mezzanine Equity and Stockholders' Deficit
Number of Shares Authorized		981,596	981,596		981,596
Shares Issued		981,596	981,596
Shares Outstanding		981,596	981,596
Carrying Value		$ 15,988	$ 15,988		$ 15,988
Conversion Price Per Share		$ 16.30	$ 16.30		$ 16.30
Number of Common Stock Equivalent Shares		981,596	981,596		981,596
Liquidation Preference		$ 16,000	$ 16,000		$ 16,000
Series D Preferred Stock Class
Mezzanine Equity and Stockholders' Deficit
Number of Shares Authorized		992,064	992,064		992,064
Shares Issued		992,064	992,064
Shares Outstanding		992,064	992,064
Carrying Value		$ 19,990	$ 19,990		$ 19,990
Conversion Price Per Share		$ 20.16	$ 20.16		$ 20.16
Number of Common Stock Equivalent Shares		992,064	992,064		992,064
Liquidation Preference		$ 20,000	$ 20,000		$ 20,000
Series E Preferred Stock Class
Mezzanine Equity and Stockholders' Deficit
Number of preferred stocks extinguished	207,902
Number of Shares Authorized		1,879,700	1,879,700		1,879,700
Shares Issued		1,671,798	1,879,700
Shares Outstanding		1,671,798	1,879,700
Carrying Value		$ 37,679	$ 42,365		$ 42,365
Conversion Price Per Share		$ 22.61	$ 22.61		$ 22.61
Number of Common Stock Equivalent Shares		1,671,798	1,879,700		1,879,700
Liquidation Preference		$ 37,799	$ 42,500		$ 42,500
Series E Preferred Stock Class | Pre-funded Warrants
Mezzanine Equity and Stockholders' Deficit
Exchange preferred stock for pre-funded warrants (shares)	207,902